Financial risk management - Summary of the capital adequacy ratio of the Group (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2024	Dec. 31, 2023
Broker-Dealer, Net Capital Requirement, SEC Regulation [Abstract]
Tier I common equity capital	₩ 44,570,426	₩ 41,388,070
Additional tier 1 capital	5,822,079	5,118,817
Tier I capital	50,392,505	46,506,887
Tier II capital	3,512,376	3,685,637
Total capital (A)	53,904,881	50,192,524
Total risk-weighted assets (B)	₩ 341,378,776	₩ 314,180,698
Capital adequacy ratio (A/B)	15.79%	15.98%
Tier I capital adequacy ratio	14.76%	14.80%
Common stock ratio	13.06%	13.17%